FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS
16. FINANCIAL INSTRUMENTS
Recorded Financial Instruments
Recorded financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, the current portion of long-term obligations and borrowings under our revolving credit agreement. At December 31, 2020 and 2019, the fair values of cash and cash equivalents, accounts receivable, accounts payable and the current portion of long-term obligations approximated their carrying values due to the short-term nature of these instruments.

The fair values of variable rate borrowings under our revolving credit agreement also approximate their carrying value based upon interest rates available for similar instruments with consistent terms and remaining maturities.
Off-Balance
Sheet Financial Instruments
At December 31, 2020 and 2019, we were contingently liable under a standby letter of credit for $1,075 and $925, respectively, which was required by a lease for real property. Additionally, at December 31, 2020 and 2019, we were contingently liable under various performance bonds aggregating approximately $11,400 and $10,500, respectively, which are used as collateral to cover any contingencies related to our nonperformance under agreements with certain customers. We do not expect that any material losses or obligations will result from the issuance of the standby letter of credit or performance bonds because we expect to meet our obligations under our lease for real property and to certain customers in the ordinary course of business. Accordingly, the estimated fair value of these instruments is zero.
Concentrations of Credit Risk
Financial instruments which potentially subject us to concentrations of credit risk consist principally of accounts receivable. Concentrations of credit risk are limited due to the large number of customers comprising the customer base and their dispersion across many different geographical regions. We also have access to credit insurance programs which are used as an additional means to mitigate credit risk.